Statutory reserves, restricted net assets and parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2023
Statutory reserves, restricted net assets and parent company only condensed financial information
Schedule of condensed balance sheet of the parent company

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Cash and cash equivalents	616	2,381
Prepayments and other current assets	23,406	461,183
Total current assets	24,022	463,564
Investment in subsidiaries	3,094,130	2,778,527
Total non-current assets	3,094,130	2,778,527
Total assets	3,118,152	3,242,091
Liabilities
Accrued expenses and other current liabilities	6,112	30,672
Total current liabilities	6,112	30,672
Total non-current liabilities	—	—
Total liabilities	6,112	30,672
Mezzanine equity	7,182,773	—
ZKH Group Limited shareholders’ (deficit)/equity
Ordinary shares	1	4
Additional paid-in capital	—	8,139,349
Statutory reserves	5,278	6,013
Accumulated other comprehensive loss	(51,910)	(25,154)
Accumulated deficit	(4,024,102)	(4,908,793)
Total ZKH Group Limited shareholders’ (deficit)/equity	(4,070,733)	3,211,419
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	3,118,152	3,242,091

Schedule of condensed statement of comprehensive loss of the parent company

	Year ended December 31,
	2022	2023
	RMB	RMB
General and administrative	(6,038)	(8,586)
Interest and investment income	1	—
Interest expense	(73,081)	—
Share of loss from subsidiaries	(643,683)	(297,229)
Others, net	(12,880)	1,501
Net loss attributable to ZKH Group Limited	(735,681)	(304,314)
Accretion on preferred shares to redemption value	(509,281)	(660,070)
Net loss attributable to ZKH Group Limited’s ordinary shareholders	(1,244,962)	(964,384)
Net loss attributable to ZKH Group Limited	(735,681)	(304,314)
Other comprehensive loss:
Foreign currency translation adjustments	(50,980)	26,756
Total comprehensive loss	(786,661)	(277,558)
Accretion on Preferred Shares to redemption value	(509,281)	(660,070)
Total comprehensive loss attributable to ZKH Group Limited’s ordinary shareholders	(1,295,942)	(937,628)

Schedule of condensed statement of cash flows of the parent company

	Year ended December 31,
	2022	2023
	RMB	RMB
Net cash used in operating activities	(277)	(77)
Net cash used in investing activities	(5,559,727)	(402,789)
Net cash provided by financing activities	5,560,594	407,581
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	26	(2,950)
Increase in cash, cash equivalents, and restricted cash	616	1,765
Cash, cash equivalents, and restricted cash at beginning of year	—	616
Cash, cash equivalents, and restricted cash at end of year	616	2,381